AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.8%
Information Technology - 24.2%
Communications Equipment - 2.5%
Arista Networks, Inc. (a)	37,329	$11,738,477

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp.-Class A	25,176	2,377,622
Cognex Corp.	49,762	2,530,895
IPG Photonics Corp. (a)	14,036	2,130,384

		7,038,901

IT Services - 8.1%
PayPal Holdings, Inc. (a)	143,372	14,887,748
Visa, Inc.-Class A	144,256	22,531,345

		37,419,093

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV ADR	11,870	2,232,153
Texas Instruments, Inc.	16,150	1,713,031
Xilinx, Inc.	96,172	12,193,648

		16,138,832

Software - 6.4%
Adobe, Inc. (a)	22,290	5,940,062
ANSYS, Inc. (a)	1,159	211,761
Microsoft Corp.	180,632	21,303,738
Paycom Software, Inc. (a)	9,669	1,828,698
salesforce.com, Inc. (a)	4,340	687,326

		29,971,585

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	53,092	10,084,825

		112,391,713

Health Care - 21.5%
Biotechnology - 4.9%
Biogen, Inc. (a)	27,056	6,395,497
Regeneron Pharmaceuticals, Inc. (a)	19,603	8,049,384
Vertex Pharmaceuticals, Inc. (a)	44,895	8,258,435

		22,703,316

Health Care Equipment & Supplies - 7.5%
Edwards Lifesciences Corp. (a)	64,007	12,246,459
Intuitive Surgical, Inc. (a)	25,510	14,555,496
Stryker Corp.	40,334	7,966,772

		34,768,727

Health Care Providers & Services - 4.4%
UnitedHealth Group, Inc.	83,491	20,643,985

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	6,816	864,678

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	2,820	$876,146
Mettler-Toledo International, Inc. (a)	5,145	3,719,835

		4,595,981

Pharmaceuticals - 3.5%
Zoetis, Inc.	164,418	16,551,960

		100,128,647

Consumer Discretionary - 14.8%
Internet & Direct Marketing Retail - 3.4%
Booking Holdings, Inc. (a)	9,020	15,739,088

Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	16,591	1,742,719

Specialty Retail - 8.0%
Burlington Stores, Inc. (a)	21,718	3,402,776
Home Depot, Inc. (The)	86,141	16,529,596
TJX Cos., Inc. (The)	139,498	7,422,689
Ulta Salon Cosmetics & Fragrance, Inc. (a)	28,403	9,904,978

		37,260,039

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc.-Class B	168,994	14,230,985

		68,972,831

Communication Services - 13.1%
Entertainment - 1.6%
Electronic Arts, Inc. (a)	71,714	7,288,294

Interactive Media & Services - 11.5%
Alphabet, Inc.-Class C (a)	31,119	36,512,234
Facebook, Inc.-Class A (a)	102,739	17,125,564

		53,637,798

		60,926,092

Industrials - 7.7%
Building Products - 2.9%
Allegion PLC	85,849	7,787,363
AO Smith Corp.	58,360	3,111,755
Lennox International, Inc.	10,311	2,726,228

		13,625,346

Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	128,198	7,767,517

Electrical Equipment - 0.7%
AMETEK, Inc.	40,520	3,361,944

Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	19,474	6,659,524

Machinery - 0.6%
IDEX Corp.	17,610	2,672,141

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	30,221	$1,943,513

		36,029,985

Consumer Staples - 7.5%
Beverages - 4.4%
Constellation Brands, Inc.-Class A	37,570	6,587,148
Monster Beverage Corp. (a)	259,698	14,174,317

		20,761,465

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	58,850	14,249,939

		35,011,404

Materials - 2.2%
Chemicals - 2.2%
Sherwin-Williams Co. (The)	23,169	9,979,120

Financials - 0.8%
Capital Markets - 0.8%
MarketAxess Holdings, Inc.	7,586	1,866,763
S&P Global, Inc.	8,800	1,852,840

		3,719,603

Total Common Stocks (cost $278,422,032)		427,159,395

SHORT-TERM INVESTMENTS - 8.6%
Investment Companies - 8.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (b)(c)(d) (cost $39,860,098)	39,860,098	39,860,098

Total Investments - 100.4% (cost $318,282,130) (e)		467,019,493
Other assets less liabilities - (0.4)%		(1,666,246)

Net Assets - 100.0%		$465,353,247

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,407,165 and gross unrealized depreciation of investments was $(4,669,802), resulting in net unrealized appreciation of $148,737,363.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$427,159,395		$	– 0	–	$	– 0	–	$427,159,395
Short-Term Investments	39,860,098			– 0	–		– 0	–	39,860,098

Total Investments in Securities	467,019,493			– 0	–		– 0	–	467,019,493
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$467,019,493		$	– 0	–	$	– 0	–	$467,019,493

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,378	$27,222	$9,740	$39,860	$196